OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Securities - FVTPL	$ 3,240	$ 2,523
Derivative assets	192	170
Securities - FVTOCI	61	42
Other marketable securities	28	27
Restricted cash	581	584
Inventory	1,858	1,267
Accounts receivable	43	464
Other	167	140
Total other non-current assets	6,170	5,217
Disclosure of financial assets [line items]
Inventory	1,858	1,267
Asset pledged as collateral
Subclassifications of assets, liabilities and equities [abstract]
Inventory	1,500	1,200
Disclosure of financial assets [line items]
Inventory	$ 1,500	$ 1,200